PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 237	$ 126
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,044	1,014
Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	329	345
Data
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1,938	1,973
Accumulated fair value adjustments:
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	785	368
Accumulated fair value adjustments: | Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	143	175
Accumulated fair value adjustments: | Transport
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	330	75
Accumulated fair value adjustments: | Midstream
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	312	118
Accumulated fair value adjustments: | Data
Disclosure of detailed information about property, plant and equipment [line items]
Gain from revaluation	$ 0	$ 0